Schedule of detailed information about judicial deposits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 553,341	R$ 575,750
Additions	118,109	152,860
Release in favor of the Company	(42,097)	(63,732)
Release in favor of the counterparty	(119,586)	(129,367)
Business combination (note 1.2)	2,991
Interest	37,569	17,834
Exchange rate variation	(8)	(4)
Ending balance	550,319	553,341
Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	248,990	244,977
Additions	5,074	12,294
Release in favor of the Company	(1,743)	(11,948)
Release in favor of the counterparty	(236)	(907)
Business combination (note 1.2)	2,132
Interest	5,251	4,574
Exchange rate variation
Ending balance	259,468	248,990
Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	269,812	301,808
Additions	100,730	133,847
Release in favor of the Company	(38,357)	(51,414)
Release in favor of the counterparty	(115,633)	(126,405)
Business combination (note 1.2)	859
Interest	28,604	11,980
Exchange rate variation	(8)	(4)
Ending balance	246,007	269,812
Civilcommercialandother [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,539	28,965
Additions	12,305	6,719
Release in favor of the Company	(1,997)	(370)
Release in favor of the counterparty	(3,717)	(2,055)
Business combination (note 1.2)
Interest	3,714	1,280
Exchange rate variation
Ending balance	R$ 44,844	R$ 34,539